Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property And Equipment Is Composed As Follows Abstract
Property and equipment	R$ 2,451,011	R$ 2,493,499	R$ 2,289,052
Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	153,476	146,005	55,349
Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	2,176,069	2,266,947	2,144,463
Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	93,531	58,244	67,120
Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	27,935	22,303	22,120
Cost
Property And Equipment Is Composed As Follows Abstract
Property and equipment	4,105,304	3,732,183	3,029,423
Cost | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	244,452	214,279	106,643
Cost | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	3,658,969	3,382,067	2,798,823
Cost | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	154,343	102,145	94,048
Cost | Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	47,540	33,692	29,909
Accumulated amortization
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(1,654,293)	(1,238,684)	(740,371)
Accumulated amortization | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(90,976)	(68,274)	(51,294)
Accumulated amortization | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(1,482,900)	(1,115,120)	(654,360)
Accumulated amortization | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(60,812)	(43,901)	(26,928)
Accumulated amortization | Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	R$ (19,605)	R$ (11,389)	R$ (7,789)